Cover	Oct. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2025
Entity File Number	1-9183
Entity Registrant Name	Harley-Davidson, Inc.
Entity Central Index Key	0000793952
Entity Tax Identification Number	39-1382325
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	3700 West Juneau Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53208
City Area Code	414
Local Phone Number	342-4680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK, $0.01 par value per share
Trading Symbol	HOG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false